Acquisition of the Oriental VIP Room (Details 4) (USD $)	6 Months Ended
Jun. 30, 2014
Proforma Consolidated Revenue [Line Items]
Revenue	$ 131,588,839
Expenses	132,304,719
Pro Forma Net (Loss) Attributable To Ordinary Shareholders	$ (715,880)
Pro Forma Net Income Per Share
Basic (in dollars per share)	$ (0.02)
Diluted (in dollars per share)	$ (0.02)
Weighted average shares outstanding
Basic (in shares)	44,945,080
Diluted (in shares)	45,186,102